Blanket Zimbabwe Indigenisation Transaction (Details) - Blanket Mine (1983) (Private) Limited - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jan. 20, 2020	Nov. 05, 2018	Feb. 20, 2012	Jun. 23, 2017
Blanket Zimbabwe Indigenisation Transaction
Proportion of ownership interests agreed to be sold to indigenous people					51.00%
Transactional value of ownership interests agreed to be sold to indigenous people					$ 30,090
Percentage of dividends used to repay facilitation loans					80.00%
Percentage of dividends accruing unconditionally to indigenous shareholders					20.00%
Shareholding	36.00%
Proportion of ownership interests held by non-controlling interests	26.00%		13.20%		16.20%
Proportion of ownership interest in subsidiary			64.00%
Facilitation loans
Blanket Zimbabwe Indigenisation Transaction
Borrowings, interest rate						7.25%
Borrowings, interest rate as percentage of dividend						80.00%
NIEEF
Blanket Zimbabwe Indigenisation Transaction
Proportion of ownership interests agreed to be sold to indigenous people					16.00%
Transactional value of ownership interests agreed to be sold to indigenous people					$ 11,740
Percentage of shareholding used for recognition of non-controlling interest in relation to dividends that accrue unconditionally					20.00%
Shareholding	16.00%				16.00%
Proportion of ownership interests held by non-controlling interests	16.00%	3.20%
Percentage of shareholding used for recognition of non-controlling interest in relation to share of net assets exceeding facilitation loans					80.00%
Fremiro
Blanket Zimbabwe Indigenisation Transaction
Proportion of ownership interests agreed to be sold to indigenous people					15.00%
Transactional value of ownership interests agreed to be sold to indigenous people					$ 11,010
Percentage of shareholding used for recognition of non-controlling interest in relation to dividends that accrue unconditionally					20.00%
Shareholding					15.00%
Percentage of shareholding used for recognition of non-controlling interest in relation to share of net assets exceeding facilitation loans					80.00%
Proportion of ownership interest agreed to be acquired				15.00%
Number of shares issued for cancellation of loan and purchase of shareholding			727,266
Proportion of ownership interest acquired			15.00%
Non-controlling interests derecognized			$ (3,600)
Reduction of share-based payments reserve			$ (2,247)
BETS
Blanket Zimbabwe Indigenisation Transaction
Proportion of ownership interests agreed to be sold to indigenous people					10.00%
Transactional value of ownership interests agreed to be sold to indigenous people					$ 7,340
Shareholding	10.00%				10.00%
Percentage of dividends to which employees are entitled					20.00%
Percentage of dividends exceeding balance of facilitation loan for accrual to employees					80.00%
Community Trust
Blanket Zimbabwe Indigenisation Transaction
Proportion of ownership interests agreed to be sold to indigenous people					10.00%
Non-controlling interest, non-refundable donation					$ 1,000
Percentage of shareholding used for recognition of non-controlling interest in relation to dividends that accrue unconditionally					100.00%
Shareholding	10.00%				10.00%
Proportion of ownership interests held by non-controlling interests	10.00%